Related Party Transactions (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accrued salaries	$ 134,152	$ 50,228
Due to officers	222,492	17,485
Officer Ralph Hofmeier [Member]
Related Party Transaction [Line Items]
Unsecured advances due to officer	56,400	0
Accrued salaries	86,265	17,485
Due to officers	142,665	17,485
Officer Irma Velazquez [Member]
Related Party Transaction [Line Items]
Unsecured advances due to officer	10,393	0
Accrued salaries	69,434	0
Due to officers	$ 79,827	$ 0